SCHEDULE OF LONG TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Less: unamortized debt issuance costs	$ (5,170)	$ (6,727)
Total loans and borrowings	403,309	445,215
Less: current installments	(71,744)	(53,352)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	331,565	391,863
Working Capital Facilities [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	11,479	11,942
Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	387,000	430,000
Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Gross	$ 10,000	$ 10,000